Nature of Operations and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 01, 2013
Summary Of Significant Accounting Policies [Line Items]
Number of operating divisions	2
Number of reportable operating segment	1
Weighted average price, option exercised	$ 10.34	$ 10.34
Cash, FDIC insured amount	$ 250,000		$ 250,000
Accounts Payable, Interest-bearing	250,000	250,000
Amortization of intangible assets	119,000	119,000
Maximum deferrable under annual incentive award, percent	50.00%
Core Deposits
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible assets, gross	812,000
Finite lived intangible assets amortization period	7 years
Amortization of intangible assets	119,000	119,000
Finite lived intangible assets amortization expense, next twelve months	119,000
Finite-lived intangible assets, amortization expense, year two	119,000
Finite lived intangible assets amortization expense, year three	119,000
Finite-lived intangible assets, amortization expense, year four	$ 67,000